Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document Documentand Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	VERSO PAPER HOLDINGS LLC
Entity Central Index Key	0001395864
Entity Filer Category	Non-accelerated Filer